Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Obligations
Debt Obligations
Credit Facility Agreement
In April 2010, the Company entered into a $15,000 credit facility agreement with HSBC Bank (the “2010 Credit Agreement”). The agreement comprised a $5,000 term loan and a $10,000 revolving credit facility. Borrowings under the 2010 Credit Agreement carried interest at a rate of London InterBank Offered Rate plus 0.95% per annum. The 2010 Credit Agreement required interest-only payments through March 2013 and was guaranteed by a related party that has an investment in the Company. All outstanding borrowings under the agreement were originally due on March 11, 2013. The 2010 Credit Agreement contained no financial covenants.
On March 8, 2013, the Company entered into an agreement to amend the 2010 Credit Agreement with HSBC Bank (the “2013 Credit Agreement”). The 2013 Credit Agreement required interest-only payments through December 2014 when all outstanding borrowings were due. Other significant terms of the 2010 Credit Agreement remained the same, which included the guarantee made by a related party that has an investment in the Company. The 2013 Credit Agreement represented a new loan, and the Company determined the value of the extended guarantee under the 2013 Credit Agreement to be $3,930, which was amortized over the term of the 2013 Credit Agreement.
Pursuant to an addendum dated April 29, 2014, upon completion of the IPO on May 7, 2014, the entire outstanding balance of the 2013 Credit Agreement, amounting to $15,000 plus accrued interest, was paid in full using the proceeds from the IPO. The payment on May 7, 2014, released the related party guarantor from all obligations, under and in relation to the 2013 Credit Agreement. The Company recorded a loss on the extinguishment of debt of $1,389 in the three month period ended June 30, 2014, as the remaining deferred financing costs associated with the 2013 Credit Agreement were written off. The Company had no outstanding debt as of March 31, 2015 and as of December 31, 2014.
Amortization of deferred financing costs associated with the 2010 Credit Agreement and 2013 Credit Agreement was $0 and $536 for the three months ended March 31, 2015 and 2014, respectively.
Note and Warrant Purchase Agreements
In December 2011, the Company executed a Note and Warrant Purchase Agreement (the “December 2011 Note and Warrant Agreement”) to issue convertible notes in an aggregate amount not to exceed $15,000. In 2011 and 2012, under the December 2011 Note and Warrant Agreement, the Company issued convertible notes (the “2011-2012 Notes”) with a total principal amount of $11,444 to related parties that held investments in the Company. The 2011-2012 Notes included warrants to purchase 26,000 shares of the Company’s common stock at $0.20 per share. The 2011-2012 Notes were convertible into shares of the Company’s stock under various methods as stipulated in the agreement.
In June 2013, the Company executed another Note and Warrant Purchase Agreement (the “June 2013 Note and Warrant Agreement”) with certain existing lenders. Under the June 2013 Note and Warrant Agreement, the lenders agreed to loan to the Company up to $1,500 in exchange for convertible notes (the “June 2013 Notes”). The Company issued June 2013 Notes for an aggregate amount of $899. In addition, the Company agreed to issue warrants to purchase shares of the Company’s common stock upon the request of a majority of the noteholders. The June 2013 Notes were convertible into shares of the Company’s stock using methods described in the agreement. In addition, the June 2013 Notes included conversion of the entire outstanding principal and interest balance into equity securities upon the closing of any equity financing at the option of the noteholders.
On December 11, 2013, the noteholders elected to convert the June 2013 Notes into shares of Series D-2 convertible preferred stock. Also on December 11, 2013, the noteholders elected to convert the 2011-2012 Notes into shares of Series D-1 and Series D-2 convertible preferred stock. There was no outstanding principal or accrued interest associated with the 2011-2012 Notes and June 2013 Notes as of December 31, 2014 or as of March 31, 2015.

Debt Obligations
Credit Facility Agreement
In April 2010, the Company entered into a $15,000 credit facility agreement with HSBC Bank (the “2010 Credit Agreement”). The agreement comprised a $5,000 term loan and a $10,000 revolving credit facility. Borrowings under the 2010 Credit Agreement carried interest at a rate of London InterBank Offered Rate plus 0.95% per annum. The 2010 Credit Agreement required interest-only payments through March 2013 and was guaranteed by a related party that has an investment in the Company. All outstanding borrowings under the agreement were originally due on March 11, 2013. The 2010 Credit Agreement contained no financial covenants.
At the inception of the 2010 Credit Agreement, a deemed contribution in relation to the guarantee of the 2010 Credit Agreement was recognized as deferred financing costs and amortized over the life of the loan. The value of the guarantee was determined based on the difference between the loan’s stated interest rate and the interest rate that would apply if there had been no guarantee from the related party. The Company determined the value of the 2010 Credit Agreement guarantee to be $6,338, which was amortized over the original life of the loan.
On March 8, 2013, the Company entered into an agreement to amend the 2010 Credit Agreement with HSBC Bank (the “2013 Credit Agreement”). The 2013 Credit Agreement required interest-only payments through December 2014 when all outstanding borrowings were due. Other significant terms of the 2010 Credit Agreement remained the same, which included the guarantee made by a related party that has an investment in the Company. The 2013 Credit Agreement represented a new loan, and the Company determined the value of the extended guarantee under the 2013 Credit Agreement to be $3,930, which was amortized over the term of the 2013 Credit Agreement. As of December 31, 2013, both the $5,000 term loan and the $10,000 revolving credit facility were outstanding under the 2013 Credit Agreement.
Pursuant to an addendum dated April 29, 2014, upon completion of the IPO on May 7, 2014, the entire outstanding balance of the 2013 Credit Agreement, amounting to $15,000 plus accrued interest, was paid in full using the proceeds from the IPO. The payment on May 7, 2014, released the related party guarantor from all obligations under and in relation to the 2013 Credit Agreement. The Company recorded a loss on the extinguishment of debt of $1,389 in the three month period ended June 30, 2014 as the remaining deferred financing costs associated with the 2013 Credit Agreement were written off. The Company had no outstanding debt as of December 31, 2014.
Amortization of deferred financing costs associated with the 2010 Credit Agreement and 2013 Credit Agreement was $755 and $2,317 for the years ended December 31, 2014 and 2013, respectively.
The weighted-average interest rate was 1.19% and 1.20% for the years ended December 31, 2014 and 2013, respectively. Interest expense was $48 and $192 for the years ended December 31, 2014 and 2013, respectively.
Note and Warrant Purchase Agreements
In December 2011, the Company executed a Note and Warrant Purchase Agreement (the “December 2011 Note and Warrant Agreement”) to issue convertible notes in an aggregate amount not to exceed $15,000. In 2011 and 2012, under the December 2011 Note and Warrant Agreement, the Company issued convertible notes (the “2011-2012 Notes”) with a total principal amount of $11,444 to related parties that held investments in the Company. The 2011-2012 Notes included warrants to purchase 26,000 shares of the Company’s common stock at $0.20 per share. The 2011-2012 Notes were convertible into shares of the Company’s stock under various methods as stipulated in the agreement.
In June 2013, the Company executed another Note and Warrant Purchase Agreement (the “June 2013 Note and Warrant Agreement”) with certain existing lenders. Under the June 2013 Note and Warrant Agreement, the lenders agreed to loan to the Company up to $1,500 in exchange for convertible notes (the “June 2013 Notes”). The Company issued June 2013 Notes for an aggregate amount of $899. In addition, the Company agreed to issue warrants to purchase shares of the Company’s common stock upon the request of a majority of the noteholders. The June 2013 Notes were convertible into shares of the Company’s stock using methods described in the agreement. In addition, the June 2013 Notes included conversion of the entire outstanding principal and interest balance into equity securities upon the closing of any equity financing at the option of the noteholders.
The 2011-2012 Notes and June 2013 Notes carried interest at a rate of 8% per annum and contained no financial covenants. The outstanding principal amount and unpaid accrued interest on the convertible notes issued under the December 2011 Note and Warrant Agreement and the June 2013 Note and Warrant Agreement were originally due on December 31, 2012 and December 31, 2013, respectively, contingent upon (i) the prior written consent of holders of at least 70% of the outstanding aggregated principal amount of the convertible notes issued under the same agreement, and (ii) the prior written consent of HSBC Bank for so long as any of the principal and interest related to the 2010 Credit Agreement or the 2013 Credit Agreement remained outstanding.
On the date of issuance, the fair value of warrants issued in the year ended December 31, 2012 under the December 2011 Note and Warrant Agreement was $328. The fair value of these warrants was accounted for as debt discount and amortized to expense over the stated term of the 2011-2012 Notes. The fair value of the obligation to issue warrants in connection with the June 2013 Notes was $1,168. The fair value of the obligation to issue warrants was $269 above the face value of the June 2013 Notes and this excess was expensed at issuance. The $899 remaining amount of the fair value of the obligation to issue warrants was accounted for as a debt discount and was amortized to expense over the term of the June 2013 Notes. The amount of the discount related to the 2011-2012 Notes’ warrants and the June 2013 Notes’ obligation to issue warrants that was amortized to expense was $0 and $1,168 for the years ended December 31, 2014 and 2013, respectively.
On December 11, 2013, the noteholders elected to convert the June 2013 Notes into shares of Series D-2 convertible preferred stock. Under the election, the outstanding principal and accrued interest balance of $899 and $33, respectively, was converted into 665,542 shares of Series D-2 convertible preferred stock at a conversion price of $1.40 per share. Consistent with the original terms of the June 2013 Notes, the conversion price was adjusted to $1.40 per share because the Company adjusted the conversion price of the 2011-2012 Notes in connection with the sale and issuance of shares of Series D-2 convertible preferred stock on December 11, 2013 (Note 9).
Also on December 11, 2013, the noteholders elected to convert the 2011-2012 Notes into shares of Series D-1 and Series D-2 convertible preferred stock. Under the election, the outstanding principal and accrued interest balance of $11,444 and $1,640, respectively, was converted into 6,054,255 shares of Series D-1 convertible preferred stock and 3,291,443 shares of Series D-2 preferred stock at a conversion price of $1.40 per share. The conversion price of the 2011-2012 Notes was adjusted to $1.40 per share in connection with the sale and issuance of shares of Series D-2 convertible preferred stock on December 11, 2013 (Note 9).
Because the Company adjusted the original conversion price on the 2011-2012 Notes and the June 2013 Notes from $4.3125 to $1.40, the Company recorded additional interest expense of $10,802 as a result of the beneficial conversion for the antidilution adjustment on the Series D-1 convertible preferred stock and the Series D-2 convertible preferred stock. The intrinsic value of the beneficial conversion feature was calculated by multiplying the incremental number of shares of Series D-1 and Series D-2 convertible preferred stock the investors received (as a result of the Company reducing the conversion price to $1.40) by the estimated fair value of the Series D-1 and the Series D-2 convertible preferred stock on the commitment date. Because the intrinsic value of the beneficial conversion feature was greater than the proceeds allocated to the 2011-2012 Notes and the June 2013 Notes, the amount recognized for the beneficial conversion feature was limited by the amount of the proceeds allocated to the convertible notes.
Due to the previously described conversions to Series D-1 Preferred and Series D-2 Preferred, there was no outstanding principal or accrued interest associated with the 2011-2012 Notes and June 2013 Notes as of December 31, 2013 and as of December 31, 2014.